Investments carried under the equity method, Movement of the investments held in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments in associates [Abstract]
Initial balance	$ 53,419	$ 55,784
Share of (loss)/profit	7,457	5,231
Dividend distribution	(30,528)	(4,463)
Equity distribution	(6,252)	(122)
Change in the scope of the consolidated financial statements (Note 5)	113,897	0
Others (incl. currency translation differences)	1,932	(3,011)
Final balance	$ 139,925	$ 53,419